Restructuring costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring [Line Items]
Restructuring costs	R 107	R 436	R 1,252
SA gold operations
Restructuring [Line Items]
Restructuring costs	69	108	357
SA PGM operations
Restructuring [Line Items]
Restructuring costs	R 27	R 310	R 867